Supplementary Information to Statements of Operations - Schedule of Net Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
1. Numerator:
Net Income	$ 2,300	$ 2,005	$ 1,276
Net income (loss) available to Ordinary shareholders	$ 2,300	$ 2,005	$ 1,276
2. Denominator (in thousands):
Basic weighted average Ordinary shares outstanding (in thousands)	5,756	5,727	5,550
Diluted weighted average Ordinary shares outstanding (in thousands)	5,887	5,905	5,589
Basic income (loss) per share	$ 0.4	$ 0.35	$ 0.23
Diluted income (loss) per share	$ 0.39	$ 0.34	$ 0.23